Financial assets, liabilities and financial result (excluding Orange Bank) - Bonds - Outstanding amount (Details) € in Millions, $ in Billions	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Bonds, financial liabilities [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 29,524		€ 30,537	€ 26,695
Accrued interest	487		532	527
Amortized cost	(163)		(176)	(152)
Total debt amount in statement of financial position	29,848		30,893	27,070
Bonds matured before December 31, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond			2,479	6,715
Bonds maturing January 14, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	1,250		1,250	1,250
Bonds maturing June 27, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	575		608	578
Bonds maturing September 14, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	815		890	873
Bonds maturing October 13, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	255		255	255
Bonds maturing December 21, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	272		272	272
Bonds maturing January 15, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	615		650
Bonds maturing September 16, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	500		500	500
Bonds maturing March 1, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	500		500	500
Bonds maturing September 11, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	750		750	750
Bonds maturing October 6, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	74		80	78
Bonds maturing December 22, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	43		47	46
Bonds maturing January 9, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	650		650	650
Bonds maturing July 15, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	1,250		1,250
Bonds maturing May 12, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	750		750	750
Bonds maturing September 12, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	800		800	800
Bonds maturing September 17, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	48		51	50
Bonds maturing November 24, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	370		369
Bonds maturing December 5, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	292		308	293
Bonds maturing December 18, 2025, 3.97 percent [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	72		87	100
Bonds maturing December 18, 2025, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	47		57	66
Bonds maturing September 4, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	750		750
Bonds maturing November 30, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	75		75	75
Bonds maturing December 10, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	79		93
Bonds maturing December 10, 2026, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	62		73
Bonds maturing February 3, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	750		750	750
Bonds maturing July 7, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	750
Bonds maturing July 15, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	152
Bonds maturing September 9, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	500		500	500
Bonds maturing March 20, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	1,000		1,000	1,000
Bonds maturing April 11, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	50		50	50
Bonds maturing July 24, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	76		81	80
Bonds maturing November 20, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	556		588	559
Bonds maturing January 15, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	1,250		1,250
Bonds maturing April 11, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	150		150	150
Bonds maturing June 22, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	93		92
Bonds maturing September 16, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	500
Bonds maturing January 16, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	1,000		1,000	1,000
Bonds maturing September 12, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	1,200		1,200	1,200
Bonds maturing September 17, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	105		105	105
Bonds maturing November 6, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	100		100	100
Bonds maturing March 1, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	2,006		2,191	2,150
Total debt amount in statement of financial position	2,000	$ 2.5
Bonds maturing May 29, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	300		300
Bonds maturing December 5, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	72		69	67
Bonds maturing December 8, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	73		70	67
Bonds maturing January 5, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	71		68	65
Bonds maturing January 15, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	834		882
Bonds maturing April 7, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	750
Bonds maturing September 4, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	1,000		1,000
Bonds maturing January 28, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	1,500		1,500	1,500
Bonds maturing September 30, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	55		55	55
Bonds maturing January 23, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	556		588	559
Bonds maturing June 12, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	99		107
Bonds maturing July 11, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	300		300
Bonds maturing April 16, 2038 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	50		50	50
Bonds maturing January 13, 2042 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	733		801	786
Bonds maturing February 6, 2044 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	693		757	742
Bonds maturing September 4, 2049 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	750		750
Bonds maturing November 22, 2050 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 556		€ 588	€ 559